CASH AND CASH EQUIVALENTS	12 Months Ended
Feb. 28, 2014
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS

4. CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

	as at February 28, 2014				as at February 28, 2013
	Domestic	Foreign Exchange Rate
Native Currency	Currency	to USD	USD Amount	% of total	USD Amount	% of total

US Dollar	16,934	1.000	16,934	89.2%	15,890	69.2%
Canadian Dollar	1,084	0.903	979	5.2%	2,671	11.6%
Euro	170	1.381	235	1.2%	3,233	14.1%
Chinese renminbi	1,195	0.163	195	1.0%	339	1.5%
British Pounds	25	1.675	42	0.2%	299	1.3%
Other			608	3.2%	527	2.3%
Total Cash & Cash Equivalents			18,992	100.0%	22,959	100.0%
TOTAL			18,992	100.0%	22,959	100.0%

As at February 28, 2014, the Company is required to have a minimum of $10,000 held at Comerica Bank [2013- $7,500].